Non-Interest Expense Detail (Tables)	12 Months Ended
Dec. 31, 2023
Non-interest Expense Detail
Schedule of Selling General and Administrative Expenses

The following table displays our selling, general and administrative expenses for the years ended December 31, 2023 and 2022:

	2023	2022
Selling, general and administrative expenses
Legal and accounting	$274	$244
Salaries and related expenses	1,708	1,611
Board related expenses	108	103
Advertising	40	134
Rent and utilities	61	74
Loan and foreclosed asset expenses	87	163
Travel	182	167
Other	236	187
Total SG&A	$2,696	$2,683